File No. 333-04675 and 811-7662

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


           [   ]  Pre-Effective Amendment No.
                                               ------

           [ X ]  Post-Effective Amendment No. 3

                        (Check appropriate box or boxes)

                                   ----------

                         ACCOLADE FUNDS/MEGATRENDS FUND
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 524-5332
              (Registrant's Telephone Number, Including Area Code)


                               7900 Callaghan Road
                            San Antonio, Texas 78229
                    (Address of Principal Executive Offices)


                                 Thomas D. Tays
                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Name and Address of Agent for Service)


Approximate  Date of Proposed  Public  Offering:  Registrant  proposeS that this
Registration Statement will become effective pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on November 29, 1996.

================================================================================

Part A, Combined Prospectus and Proxy Statement, and Part B, Statement of Additional Information, are unchanged from the last Post-Effective Amendment.

Part C, Other Information, is unchanged except that Exhibit 12, Opinion and Consent of Counsel as to Federal Tax Matters, is included herein.

================================================================================

                                 SIGNATURE PAGE

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Antonio and State of Texas, on the 7th day of January, 1997.

Registrant:       ACCOLADE FUNDS/MEGATRENDS FUND

                   /S/ FRANK E. HOLMES *
                  ------------------------------
                  Frank E. Holmes, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURE                 TITLE                      DATE

/S/ FRANK E. HOLMES *         President, Chief Executive    January 7, 1997
-------------------------     Officer, Trustee
Frank E. Holmes



/S/ RICHARD E. HUGHS *        Trustee                       January 7, 1997
-------------------------
Richard E. Hughs



/S/ CLARK R. MANDIGO *        Trustee                       January 7, 1997
-------------------------
Clark R. Mandigo



/S/ THOMAS D. TAYS            Vice President,               January 7, 1997
-------------------------     Secretary
Thomas D. Tays



* By:
Thomas D. Tays

/S/ THOMAS D. TAYS
-------------------------
Vice President, Secretary
Power of Attorney

================================================================================

ITEM 16. EXHIBITS

( 1)   Amended and Restated Master Trust Agreement of Registrant
( 2)   By-Laws of Registrant
( 3)   Not applicable
( 4)   Agreement  and Plan of  Reorganization  dated May 16, 1996,  included as
        Exhibit I of the Combined Proxy Statement and Prospectus
( 5)   Specimen stock certificate of Registrant
( 6)
        (a)      Amended Investment Advisory Agreement, included as Exhibit III of the Combined Proxy statement and Prospectus
        (b)      Sub-Advisory Agreement, included as Exhibit IV of the Combined
                 Proxy Statement and Prospectus
( 7)             Not applicable
( 8)             Not applicable
( 9)             Copy of Custodian Agreement with Bankers Trust Company of
                 New York
(10)             12b-1 Plan included as Exhibit V of the Combined Proxy
                 Statement and Prospectus
(11)             Opinion and consent of counsel as to the legality of securities being registered
(12)     *       Opinion and consent of counsel as to Federal tax matters
(13)             Not applicable
(14)             Consent of public accountants, Arthur Andersen
(15)             Not applicable
(16)             Power of Attorney incorporated by reference to Post Effective
                 Amendment No. 2 to N-14 filed October 17, 1996
(17)             Not applicable

*    Filed herewith